RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended				6 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended				19 Months Ended
	Oct. 27, 2025	Oct. 23, 2025	Jun. 25, 2025	May 22, 2024	Apr. 02, 2024	Mar. 21, 2024	Jun. 30, 2025		Apr. 30, 2024	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025		Dec. 31, 2024	Oct. 23, 2025	Jun. 18, 2026	Jun. 15, 2026	Jun. 01, 2026	Apr. 06, 2026	Mar. 31, 2026	Mar. 28, 2026	Mar. 12, 2026	Jan. 15, 2026	Mar. 31, 2025		Sep. 30, 2024		Mar. 10, 2024	Sep. 30, 2023
RelatedPartyTransactionLineItem [Line Items]
Shares forfeited	300,000																			300,000
Stock split							the Company effected a 4-for-3 forward split of the outstanding shares
Par value per share										$ 0.000075				$ 0.000075				$ 0.000075	$ 0.000075	$ 0.000075			$ 0.000075
Shares issued, value												$ 48,334							$ 128,000	$ 48,334
Related costs																				2,525,000
Related party debt																				122,716
Promissory note principal amount				$ 300,000
Sponsors paid										$ 0		57,379		$ 0		$ 78,855								$ 262,446
Amounts due to related parties																			$ 90,350				$ 90,350
Per month for office space, secretarial and administrative service expenses														10,000						10,000
Administration fee payable										$ 30,000		$ 0		60,000		$ 0				0			$ 0
Administration fee payable														$ 0						$ 0
Goodvision Inc [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares issued										10,000				10,000				10,000
Par value per share										$ 5				$ 5				$ 5			$ 5
Amounts due to related parties										$ 935,380				$ 935,380				$ 935,380
Ascendant services,																		50,000
Accrued expenses - related party										384,523				384,523				384,523			35,359
Amount due from related parties																					28,169														$ 20,000
Loans Payable										1,900,000				1,900,000				1,900,000
Short-Term Bank Loans and Notes Payable										1,900,000				1,900,000				1,900,000
Interest Expense, Operating and Nonoperating										4,446								4,706
Short-Term Debt										1,900,000				1,900,000				1,900,000
Notes Payable										880,000				880,000				$ 880,000
Goodvision Inc [Member] | GV Assets Holdings Limited [Member]
RelatedPartyTransactionLineItem [Line Items]
Related Party Transaction, Rate																		21.00%
Short-Term Bank Loans and Notes Payable										880,000				880,000				$ 880,000
Debt instrument, face amount										880,000				880,000				880,000							$ 110,000			$ 150,000			$ 500,000	$ 120,000
Debt instrument interest rate percentage																									2.00%			2.00%			2.00%
Debt instrument, drawn amount																										$ 110,000
Debt instrument, repurchase amount																										$ 800,000
Short-Term Debt										1,815,380				1,815,380				1,815,380
Goodvision Inc [Member] | GV Assets Holdings [Member]
RelatedPartyTransactionLineItem [Line Items]
Sponsors paid																		935,380			$ 0
Goodvision Inc [Member] | Waterdrip Investment Ltd [Member]
RelatedPartyTransactionLineItem [Line Items]
Short-Term Bank Loans and Notes Payable										520,000				520,000				520,000
Debt instrument, face amount										520,000				520,000				520,000									$ 400,000			$ 120,000
Debt instrument interest rate percentage																											2.00%			2.00%
Short-Term Debt										520,000				520,000				520,000
Goodvision Inc [Member] | Mr. Yi (Davy) Wang [Member]
RelatedPartyTransactionLineItem [Line Items]
Short-Term Bank Loans and Notes Payable										500,000				500,000				500,000
Debt instrument, face amount										500,000				500,000				500,000
Short-Term Debt										$ 500,000				$ 500,000				$ 500,000
Previously Reported [Member]
RelatedPartyTransactionLineItem [Line Items]
Stock split							the Company effected a 4-for-3 forward split of the outstanding shares. All share amounts have been retroactively adjusted. On October 23, 2025, in connection with the IPO,
Previously Reported [Member] | Goodvision Inc [Member]
RelatedPartyTransactionLineItem [Line Items]
Par value per share																					$ 0														$ 0
Accrued expenses - related party																					$ 35,359														$ 7,901
Amount due from related parties																					$ 28,169														$ 20,000
IPO [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares issued		6,000,000
Founder Shares [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares outstanding										2,000,000				2,000,000				2,000,000		2,000,000
Shares issued										2,000,000				2,000,000				2,000,000		2,000,000
Founder Shares [Member] | Previously Reported [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares outstanding																			2,300,000	2,300,000			2,300,000
Shares issued																			2,300,000	2,300,000			2,300,000
Common Stock [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares issued												41,667							133,333	41,667
Shares forfeited																				300,000
Shares outstanding							2,475,000			2,427,500		2,475,000		2,427,500		2,475,000		2,427,500	2,433,333	2,427,500			2,433,333						2,427,500				2,433,333
Shares issued, value												$ 3							$ 10	$ 3
Common Stock [Member] | Goodvision Inc [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares outstanding							10,000	[1]		10,000	[1]	10,000	[1]	10,000	[1]	10,000	[1]	10,000 [1]			10,000	[1]							10,000				10,000	[1]	10,000	[1]		1,000,000
Common Stock [Member] | Previously Reported [Member] | Goodvision Inc [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares outstanding																					1,000,000														1,000,000
Sponsors [Member]
RelatedPartyTransactionLineItem [Line Items]
Deferred offering costs						$ 25,000
Stock split						4-for-3 stock split	4-for-3 stock split
Related costs																				1,900,000
Deposits																				1,700,000
Related party debt																				$ 200,000
Sponsors [Member] | Founder Shares [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares outstanding						2,300,000	2,300,000					2,300,000				2,300,000
Sponsors [Member] | Founder Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares forfeited						225,000	300,000													300,000
Sponsors [Member] | Common Stock [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares issued						1,725,000
Early Bird Capital Inc [Member] | Founder Shares [Member]
RelatedPartyTransactionLineItem [Line Items]
Shares issued			41,667		100,000		48,334		128,000
Shares outstanding										175,000				175,000				175,000	133,333	175,000			133,333
Shares issued										175,000				175,000				175,000	133,333	175,000			133,333
Par value per share			$ 0.0109		$ 0.0145		$ 1.16		$ 0.96			$ 1.16				$ 1.16
Shares issued, value			$ 454		$ 1,450
Shares issued after split					133,333
Related Party [Member]
RelatedPartyTransactionLineItem [Line Items]
Ascendant fixed fee																				$ 20,000
Quarterly serives fees														$ 6,198						6,198
Ascendant services,																				16,198			$ 10,000
Accrued expenses - related party										$ 6,198				6,198				$ 6,198	$ 10,000	6,198			10,000
Administrative fee																				30,000			$ 0
Related Party [Member] | Goodvision Inc [Member]
RelatedPartyTransactionLineItem [Line Items]
Short-Term Bank Loans and Notes Payable										935,380				935,380				935,380
Other Liabilities										$ 2,835,380				$ 2,835,380				$ 2,835,380
Related Party [Member] | IPO [Member]
RelatedPartyTransactionLineItem [Line Items]
Quarterly serives fees																				$ 5,250

[1]	Common stock and additional paid-in capital amounts have been retroactively adjusted to reflect the legal capital structure of the Company. See Note 9 - Reorganization and Recapitalization.